Income taxes - Carryforward (Details) € in Thousands	Dec. 31, 2016 EUR (€)
Corporation tax
Carryforward
Gross loss carryforwards	€ 20,481
Trade tax losses
Carryforward
Gross loss carryforwards	20,100
Foreign loss carryforwards
Carryforward
Gross loss carryforwards	€ 12,499